Commitment and Contingencies - Minimum Lease Payments (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
2021 (remainder)	$ 1,188
2022	4,644	$ 4,772
2023	4,343	4,667
2024	4,197	4,433
2025	4,159	4,107
Thereafter	28,136
Total minimum lease payments	46,667	52,993
Capital Leases
2021 (remainder)	37
2022	52	211
2023	13	42
2024	1	0
2025	0	0
Thereafter	0
Total minimum lease payments	103	253
Less: Amounts representing interest	(3)	(7)
Present value of lease payments	100	246
Less: Current portion	(82)	(204)
Long-term portion of minimum lease payments	$ 18	$ 42